UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-05171
                                    --------------------------

                           Principal MidCap Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS


                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL MIDCAP FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.05%)
ADVERTISING AGENCIES (0.83%)
                                                                                  $
 Interpublic Group /1/                                         330,180               4,223,002
AEROSPACE & DEFENSE (1.26%)
 Raytheon                                                      120,491               4,042,473
 Rockwell Collins                                               69,243               2,369,495
                                                                                     6,411,968
AEROSPACE & DEFENSE EQUIPMENT (1.43%)
 Alliant Techsystems /1/                                       115,553               7,275,217
AGRICULTURAL OPERATIONS (0.57%)
 Delta & Pine Land                                             129,633               2,910,261
APPAREL MANUFACTURERS (0.79%)
 Polo Ralph Lauren                                             122,100               4,024,416
APPLICATIONS SOFTWARE (0.90%)
 Intuit /1/                                                    122,422               4,583,480
AUDIO & VIDEO PRODUCTS (0.66%)
 Polycom /1/                                                   174,114               3,356,918
BEVERAGES-NON-ALCOHOLIC (0.32%)
 Coca-Cola Enterprises                                          80,460               1,641,384
BROADCASTING SERVICES & PROGRAMMING (1.20%)
 Liberty Media /1/                                             719,130               6,098,222
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.71%)
 Vulcan Materials                                               76,601               3,647,740
BUILDING PRODUCTS-WOOD (0.46%)
 Rayonier                                                       53,953               2,372,853
CABLE TV (0.23%)
 Liberty Media International /1/ /2/                            35,956               1,121,108
 Liberty Media International - Rights /1/ /2/                    7,191                  43,218
                                                                                     1,164,326
CASINO HOTELS (1.06%)
 Harrah's Entertainment                                        116,350               5,409,111
CASINO SERVICES (0.48%)
 International Game Technology                                  75,233               2,433,035
COMMERCIAL BANKS (6.62%)
 M&T Bank                                                       73,010               6,806,722
 Marshall & Ilsley /2/                                          75,663               2,906,216
 North Fork Bancorp.                                           143,795               5,615,195
 SouthTrust                                                     93,165               3,613,870
 TCF Financial                                                 234,100              14,139,640
 Westamerica Bancorp.                                           13,692                 694,595
                                                                                    33,776,238
COMMERCIAL SERVICE-FINANCE (1.50%)
 Dun & Bradstreet /1/                                           92,485               5,192,108
 MoneyGram International /1/                                   131,096               2,451,495
                                                                                     7,643,603
COMMERCIAL SERVICES (3.04%)
 Arbitron /1/                                                  172,047               5,923,578
 Magellan Health Services /1/                                   85,126               2,896,838
 ServiceMaster                                                 306,513               3,580,072

                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (CONTINUED)
                                                                                  $
 Weight Watchers International /1/ /2/                          80,199               3,106,909
                                                                                    15,507,397
COMPUTER SERVICES (3.22%)
 Ceridian /1/                                                  239,215               4,305,870
 DST Systems /1/ /2/                                           169,843               7,738,047
 Sungard Data Systems /1/                                       77,297               1,801,793
 Unisys /1/                                                    251,144               2,571,715
                                                                                    16,417,425
COMPUTERS-INTEGRATED SYSTEMS (2.88%)
 Diebold                                                        65,843               3,035,362
 NCR /1/                                                       108,492               5,037,284
 Synopsys /1/                                                  261,620               6,616,370
                                                                                    14,689,016
COMPUTERS-MEMORY DEVICES (1.59%)
 Storage Technology /1/                                        324,353               8,092,607
COMPUTERS-PERIPHERAL EQUIPMENT (1.73%)
 Lexmark International /1/                                      99,994               8,849,469
COSMETICS & TOILETRIES (0.35%)
 International Flavors & Fragrances                             48,969               1,789,327
DATA PROCESSING & MANAGEMENT (1.66%)
 Certegy                                                        64,900               2,460,359
 Reynolds & Reynolds                                           138,191               3,054,021
 SEI Investments                                                96,505               2,959,808
                                                                                     8,474,188
DENTAL SUPPLIES & EQUIPMENT (0.86%)
 Dentsply International                                         90,641               4,407,872
DIVERSIFIED MANUFACTURING OPERATIONS (0.71%)
 ITT Industries                                                 16,158               1,291,832
 Lancaster Colony                                               58,418               2,353,077
                                                                                     3,644,909
ELECTRIC-INTEGRATED (2.15%)
 Ameren                                                        129,091               5,769,077
 Duquesne Light Holdings /2/                                   118,317               2,244,473
 Scana                                                          80,611               2,951,975
                                                                                    10,965,525
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.18%)
 Gentex                                                        167,682               6,003,016
FOOD-CANNED (0.81%)
 Del Monte Foods /1/ /2/                                       393,178               4,144,096
FOOD-CONFECTIONERY (0.13%)
 Tootsie Roll Industries                                        22,268                 652,452
FOOD-DAIRY PRODUCTS (0.54%)
 Dean Foods /1/                                                 74,308               2,747,910
FOOD-MISCELLANEOUS/DIVERSIFIED (0.92%)
 McCormick                                                     131,933               4,719,243
GOLD MINING (0.67%)
 Newmont Mining                                                 83,919               3,396,202

                                                                 Shares
                                                                  Held                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE COST CONTAINMENT (0.44%)
                                                                                  $
 First Health Group /1/                                        161,927               2,270,217
HOME FURNISHINGS (0.73%)
 Ethan Allen Interiors /2/                                     100,528               3,734,615
HOSPITAL BEDS & EQUIPMENT (0.98%)
 Hillenbrand Industries                                         88,202               5,008,992
HOTELS & MOTELS (0.23%)
 Choice Hotels International                                    22,756               1,196,966
INSURANCE BROKERS (2.00%)
 Aon                                                           246,094               6,506,726
 Arthur J. Gallagher                                           119,926               3,714,108
                                                                                    10,220,834
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.71%)
 Eaton Vance                                                    75,522               2,865,305
 Federated Investors                                           115,022               3,233,268
 Nuveen Investments /2/                                        103,716               2,634,386
                                                                                     8,732,959
LIFE & HEALTH INSURANCE (1.50%)
 Aflac                                                          91,963               3,645,413
 Torchmark                                                      76,516               4,000,257
                                                                                     7,645,670
LOTTERY SERVICES (0.88%)
 GTECH Holdings /2/                                            106,129               4,496,686
MACHINERY-GENERAL INDUSTRY (0.47%)
 Dover                                                          59,939               2,378,380
MACHINERY-PRINT TRADE (0.63%)
 Zebra Technologies /1/                                         38,645               3,193,236
MACHINERY-PUMPS (0.36%)
 Graco                                                          57,738               1,817,592
MEDICAL INFORMATION SYSTEM (1.62%)
 IMS Health                                                    340,727               8,259,222
MEDICAL INSTRUMENTS (3.58%)
 Beckman Coulter                                                90,879               5,013,794
 Biomet                                                         94,392               4,152,304
 Edwards Lifesciences /1/ /2/                                   87,998               3,094,890
 Guidant                                                       108,557               6,005,373
                                                                                    18,266,361
MEDICAL LABORATORY & TESTING SERVICE (0.76%)
 Laboratory Corp. of America Holdings /1/                       98,536               3,858,670
MEDICAL PRODUCTS (0.85%)
 Becton Dickinson                                               92,197               4,354,464
MEDICAL-DRUGS (0.78%)
 Medimmune /1/                                                 172,220               3,967,949
MEDICAL-HMO (0.91%)
 Anthem /1/                                                     21,990               1,813,516
 UnitedHealth Group                                             44,626               2,806,944
                                                                                     4,620,460

                                                                  Shares
                                                                   Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (0.45%)
                                                                                  $
 Health Management Associates                                  114,300               2,292,858
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.30%)
 Lincare Holdings /1/ /2/                                       47,527               1,518,012
METAL-DIVERSIFIED (0.96%)
 Freeport-McMoran Copper & Gold /2/                            140,623               4,900,712
MISCELLANEOUS INVESTING (2.81%)
 AMB Property                                                   95,773               3,365,463
 Federal Realty Investment Trust                                67,758               2,859,388
 Kimco Realty                                                  108,716               5,229,240
 Prologis Trust                                                 85,181               2,899,561
                                                                                    14,353,652
MULTI-LINE INSURANCE (0.87%)
 Loews                                                          78,449               4,442,567
MULTIMEDIA (1.19%)
 Belo                                                          134,448               3,143,394
 E.W. Scripps                                                   28,506               2,919,585
                                                                                     6,062,979
NETWORKING PRODUCTS (0.43%)
 3Com /1/                                                      442,516               2,181,604
NON-HAZARDOUS WASTE DISPOSAL (2.53%)
 Republic Services                                             331,052               9,468,087
 Waste Management                                              121,918               3,430,773
                                                                                    12,898,860
OFFICE AUTOMATION & EQUIPMENT (0.51%)
 Pitney Bowes                                                   61,225               2,583,695
OIL COMPANY-EXPLORATION & PRODUCTION (3.40%)
 Apache                                                         92,139               4,287,228
 Burlington Resources                                          102,825               3,924,830
 Pioneer Natural Resources                                     112,378               4,051,227
 XTO Energy                                                    169,406               5,065,239
                                                                                    17,328,524
OIL COMPANY-INTEGRATED (0.97%)
 Marathon Oil                                                  131,259               4,944,527
OIL-FIELD SERVICES (1.53%)
 BJ Services /1/                                               102,839               5,106,984
 Weatherford International /1/                                  58,151               2,720,304
                                                                                     7,827,288
PAPER & RELATED PRODUCTS (0.49%)
 Boise Cascade                                                  78,249               2,523,530
PHOTO EQUIPMENT & SUPPLIES (0.64%)
 Eastman Kodak                                                 123,271               3,265,449
PIPELINES (1.90%)
 Equitable Resources                                            74,435               3,817,027
 Questar                                                       142,836               5,853,419
                                                                                     9,670,446
POWER CONVERTER & SUPPLY EQUIPMENT (0.89%)
 American Power Conversion                                     299,637               4,524,519

                                                                 Shares
                                                                  Held                Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (3.20%)
                                                                                  $
 Fidelity National Financial                                   177,660               6,440,175
 Leucadia National                                             114,959               5,919,239
 Mercury General                                                83,772               3,948,174
                                                                                    16,307,588
PUBLISHING-NEWSPAPERS (0.61%)
 Knight Ridder                                                  47,559               3,128,907
REAL ESTATE OPERATOR & DEVELOPER (1.03%)
 Catellus Development                                          126,776               3,169,400
 Forest City Enterprises                                        24,426               1,279,922
 St. Joe                                                        18,272                 786,062
                                                                                     5,235,384
REINSURANCE (1.54%)
 Everest Re Group                                              107,031               7,864,638
RETAIL-APPAREL & SHOE (0.73%)
 Ross Stores                                                   161,779               3,745,184
RETAIL-DISCOUNT (1.37%)
 Costco Wholesale                                               87,620               3,562,629
 TJX                                                           147,150               3,453,611
                                                                                     7,016,240
RETAIL-HOME FURNISHINGS (0.38%)
 Pier 1 Imports                                                107,539               1,928,174
RETAIL-JEWELRY (0.40%)
 Tiffany                                                        57,582               2,058,556
RETAIL-REGIONAL DEPARTMENT STORE (0.79%)
 Neiman Marcus Group                                            73,471               4,007,843
RETAIL-RESTAURANTS (1.23%)
 Yum! Brands /1/                                               163,369               6,271,736
SAVINGS & LOANS-THRIFTS (0.88%)
 Charter One Financial                                         100,764               4,474,929
TELECOMMUNICATION EQUIPMENT (0.40%)
 Comverse Technology /1/                                       120,188               2,050,407
TELEPHONE-INTEGRATED (1.80%)
 Citizens Communications /1/                                   391,699               5,640,466
 IDT /1/                                                       115,425               1,817,944
 Telephone & Data Systems                                       22,648               1,718,983
                                                                                     9,177,393
TEXTILE-HOME FURNISHINGS (1.11%)
 Mohawk Industries /1/                                          76,880               5,653,755
TOBACCO (1.43%)
 UST                                                           192,299               7,297,747
TOYS (0.71%)
 Mattel                                                        207,231               3,630,687
TRANSPORT-TRUCK (0.68%)
 Heartland Express                                             128,983               3,483,831
                                    TOTAL COMMON STOCKS                            500,147,922

                                                                 Principal
                                                                   Amount              Value
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.71%)
DIVERSIFIED FINANCIAL SERVICES (1.71%)
 Investment in Joint Trading Account; General
  Electric Capital
                                                             $                      $
    1.33%; 08/02/04                                            8,724,521               8,724,521
                                     TOTAL COMMERCIAL PAPER                            8,724,521

                                                                Maturity
                                                                 Amount                 Value
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (3.74%)
 Goldman Sachs; 1.32%; dated 07/30/04 maturing
  08/02/04 (collateralized by U.S. Treasury
  Strips and U.S. Treasury; $19,212,753;                                          $
  05/15/14 - 11/15/16) /3/                                   $19,066,097             19,064,000
                                TOTAL REPURCHASE AGREEMENTS                          19,064,000
                                                                                  ---------------

                      TOTAL PORTFOLIO INVESTMENTS (103.50%)                         527,936,443
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER
  ASSETS (-3.50%)                                                                   (17,843,189)
                                 TOTAL NET ASSETS (100.00%)                        $510,093,254
                                                                                  ---------------

/1/  Non-income producing security.
/2/ Security or a portion of the security was on loan at the end of the period. /3/ Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal atx cost of investments held by the fundas of the period end were as follows:

Unrealized Appreciation                                $ 98,759,029
Unrealized Depreciation                                 (13,401,697)
                                                      ---------------
Net Unrealized Appreciation (Depreciation)               85,357,332
Cost for feeral income tax purposes                    $442,579,111


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal MidCap Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------